Securities at fair value through other comprehensive income and securities at amortized cost - Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt securities at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance	₩ 40,614	₩ 46,251
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	2,271	(5,013)
Disposal and others	(408)	(624)
Ending balance	42,477	40,614
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	40,501	45,648
Transfer (from)to 12-month expected credit loss	14	166
Transfer (from)to life time expected credit loss	(111)	(20)
Provision (reversal)	1,573	(4,658)
Disposal and others	(409)	(635)
Ending balance	41,568	40,501
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	113	603
Transfer (from)to 12-month expected credit loss	(14)	(166)
Transfer (from)to life time expected credit loss	111	20
Provision (reversal)	698	(355)
Disposal and others	1	11
Ending balance	909	113
Debt securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance	10,916	10,664
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	(136)	538
Disposal and others	643	(286)
Ending balance	11,423	10,916
Debt securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	10,759	10,201
Transfer (from)to 12-month expected credit loss	0	203
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	(113)	632
Disposal and others	637	(277)
Ending balance	11,283	10,759
Debt securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	157	463
Transfer (from)to 12-month expected credit loss	0	(203)
Transfer (from)to life time expected credit loss	0	0
Provision (reversal)	(23)	(94)
Disposal and others	6	(9)
Ending balance	₩ 140	₩ 157